INVESTMENT SECURITIES - Schedule of Gains (Losses) on Investment and Trading Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AFS debt and other securities:
Gross realized gains	$ 100	$ 444	$ 192
Gross realized losses	(192)	0	(4,928)
Net realized gains/(losses) on AFS and other securities	(92)	444	(4,736)
Total trading securities gains	124,386	227,888	151,158
Total equity securities gains/(losses)	30,411	(3,873)	(1,383)
Securities gains, net	$ 154,705	$ 224,459	$ 145,039